Equity (Tables)	9 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Schedule of changes in stock options outstanding [Table Text Block]
			Weighted average
	Outstanding		exercise price
Balance, March 31, 2023	3,073,415	C$	6.20
Granted	620,000		6.86
Expired	(2,400)		6.09
Forfeited	(202,600)		24.75
Exercised	(22,500)		5.66
Balance, March 31, 2024	3,465,915	C$	5.24
Expired	(54,615)		9.76
Exercised	(100,000)		1.45
Balance, December 31, 2024	3,311,300	C$	5.28

Schedule of stock options outstanding and exercisable [Table Text Block]
Outstanding	Exercisable	Exercise price		Expiry date
2,000	2,000	C$	15.70	February 11, 2026
387,900	387,900		5.66	August 26, 2027
1,000,000	1,000,000		1.50	September 14, 2027
50,000	50,000		10.00	March 26, 2028
600,000	600,000		6.86	July 6, 2028
400,000	400,000		3.10	September 18, 2028
100,000	100,000		1.35	December 21, 2028
400,000	400,000		1.45	February 10, 2030
20,000	20,000		1.90	May 29, 2030
1,400	1,400		10.80	December 24, 2030
30,000	30,000		25.15	April 6, 2031
60,000	60,000		18.35	April 29, 2031
180,000	117,000		18.50	October 7, 2031
60,000	40,000		25.35	November 10, 2031
20,000	20,000		21.00	December 9, 2031
3,311,300	3,228,300

Schedule of warrants outstanding and exercisable [Table Text Block]
Outstanding		Exercisable	Exercise price		Expiry date
2,875,000	***	2,875,000	C$	6.00	December 28, 2026
345,000	***	345,000	C$	5.00	December 28, 2026
3,220,000		3,220,000

Special Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Schedule of changes in other equity instruments outstanding [Table Text Block]
	Warrants	Weighted average
	outstanding	exercise price
Balance, March 31, 2022 and 2023	3,573,727	C$ 22.92
Grants	3,220,000	5.89
Expired	(1,550,000)	13.69
Balance, March 31, 2024	5,243,727	C$ 15.20
Expired	(2,023,727)	30.00
Balance, December 31, 2024	3,220,000	C$ 5.89

Restricted share units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Schedule of changes in other equity instruments outstanding [Table Text Block]
Outstanding
Balance, March 31, 2023	1,928,530
Granted	257,976
Cancelled	(3,000)
Exercised	(802,650)
Expired	(1,800)
Balance, March 31, 2024	1,379,056
Granted	4,933,000
Exercised	(118,600)
Balance, December 31, 2024	6,193,456